UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21574
Eaton Vance Floating Rate Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust	as of February 28, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 139.8% (1)

Principal Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 2.8%
	Alliant Techsystems, Inc.
$2,018,082	Term Loan, 4.36%, Maturing March 31, 2011	$2,050,034

	CACI International, Inc.
4,232,447	Term Loan, 3.95%, Maturing May 3, 2011	4,293,288

	DRS Technologies, Inc.
3,436,074	Term Loan, 4.26%, Maturing November 4, 2010	3,472,047

	DynCorp International, LLC
1,370,000	Term Loan, 7.25%, Maturing February 11, 2011	1,392,547

	K&F Industries, Inc.
794,265	Term Loan, 5.08%, Maturing November 18, 2012	808,578

	Standard Aero Holdings, Inc.
3,194,181	Term Loan, 4.99%, Maturing August 24, 2012	3,245,090

	Transdigm, Inc.
2,984,994	Term Loan, 4.67%, Maturing July 22, 2010	3,033,500

	Vought Aircraft Industries, Inc.
1,320,000	Term Loan, 5.08%, Maturing December 17, 2011	1,341,450

	Wyle Laboratories, Inc.
315,000	Term Loan, 5.50%, Maturing January 28, 2011	321,005
		$19,957,539

Air Transport — 0.7%
	United Airlines, Inc.
4,980,875	DIP Loan, 8.00%, Maturing June 30, 2005	5,032,761
		$5,032,761

Automotive — 6.8%
	Accuride Corp.
$3,355,000	Term Loan, 4.88%, Maturing January 31, 2012	$3,394,841

	Affina Group, Inc.
689,000	Term Loan, 5.44%, Maturing November 30, 2011	700,541

	Collins & Aikman Products Co.
3,026,063	Revolving Loan, 6.34%, Maturing August 31, 2009	3,051,279

	CSA Acquisition Corp.
254,917	Term Loan, 4.75%, Maturing December 23, 2011	258,847
410,083	Term Loan, 4.75%, Maturing December 23, 2011	416,406

	Dayco Products, LLC
1,542,250	Term Loan, 5.37%, Maturing June 23, 2011	1,571,167

	Exide Technologies
1,000,000	Term Loan, 6.02%, Maturing May 5, 2010	1,007,500
1,000,000	Term Loan, 6.02%, Maturing May 5, 2010	1,007,500

	Federal-Mogul Corp.
2,000,000	Term Loan, 4.90%, Maturing February 24, 2005	1,904,750
563,750	Term Loan, 6.33%, Maturing February 24, 2005	567,273
4,366,382	Revolving Loan, 6.33%, Maturing February 24, 2005	4,377,298
2,852,861	Revolving Loan, 4.15%, Maturing December 31, 2005	2,697,292

	HLI Operating Co., Inc.
1,836,118	Term Loan, 6.24%, Maturing June 3, 2009	1,877,431

	Key Automotive Group
3,604,261	Term Loan, 5.55%, Maturing June 29, 2010	3,671,841

	Metaldyne Corp.
3,065,525	Term Loan, 7.06%, Maturing December 31, 2009	3,095,414

	Plastech Engineered Products, Inc.
1,000,000	Term Loan, 6.88%, Maturing March 31, 2011	1,005,000

	R.J. Tower Corp.
1,995,000	Term Loan, 9.56%, Maturing January 29, 2010	2,089,264

	The Goodyear Tire & Rubber Co.
5,500,000	Term Loan, 7.03%, Maturing March 31, 2006	5,568,750
2,000,000	Term Loan, 6.13%, Maturing September 30, 2007	2,016,876

	TI Automotive, Ltd.
750,000	Term Loan, 6.03%, Maturing June 30, 2011	747,656

	TRW Automotive, Inc.
3,000,000	Term Loan, 3.88%, Maturing October 31, 2010	3,020,625
3,029,507	Term Loan, 4.38%, Maturing February 27, 2011	3,047,811

	United Components, Inc.
1,688,093	Term Loan, 4.78%, Maturing June 30, 2010	1,714,470
		$48,809,832

Beverage and Tobacco — 2.1%
	Constellation Brands, Inc.
$5,265,469	Term Loan, 4.40%, Maturing December 22, 2011	$5,348,153

	Culligan International Co.
3,735,000	Term Loan, 4.92%, Maturing September 30, 2011	3,798,805

	Southern Wine & Spirits of America, Inc.
2,979,615	Term Loan, 4.81%, Maturing June 28, 2008	3,023,844

	Sunny Delight Beverages Co.
2,745,000	Term Loan, 6.78%, Maturing August 20, 2010	2,738,137
		$14,908,939

Building and Development — 6.9%
	Formica Corp.
359,236	Term Loan, 7.73%, Maturing June 10, 2010	362,828
445,200	Term Loan, 7.73%, Maturing June 10, 2010	449,652
870,544	Term Loan, 7.73%, Maturing June 10, 2010	879,250
1,281,437	Term Loan, 7.73%, Maturing June 10, 2010	1,294,252

	FT-FIN Acquisition, LLC
1,412,547	Term Loan, 6.94%, Maturing November 17, 2007	1,416,079

	General Growth Properties, Inc.
9,725,000	Term Loan, 4.64%, Maturing November 12, 2008	9,888,001

	Landsource Communities, LLC
2,000,000	Term Loan, 5.06%, Maturing March 31, 2010	2,031,250

	LNR Property Corp.
4,850,000	Term Loan, 5.59%, Maturing February 3, 2008	4,926,790

	LNR Property Holdings
1,040,000	Term Loan, 7.09%, Maturing February 3, 2008	1,051,700

	Mueller Group, Inc.
2,834,862	Term Loan, 5.97%, Maturing April 23, 2011	2,868,526

	Newkirk Master, L.P.
1,482,400	Term Loan, 7.02%, Maturing November 24, 2006	1,504,636

	Nortek, Inc.
$5,074,500	Term Loan, 4.75%, Maturing August 27, 2011	$5,168,591

	Panolam Industries Holdings
1,102,967	Term Loan, 5.68%, Maturing June 3, 2011	1,118,133
1,319,488	Term Loan, 9.94%, Maturing December 3, 2011	1,350,826

	Ply Gem Industries, Inc.
800,000	Term Loan, 4.59%, Maturing February 12, 2011	810,000
248,371	Term Loan, 5.28%, Maturing February 12, 2011	251,476
1,691,479	Term Loan, 5.28%, Maturing February 12, 2011	1,712,622

	South Edge, LLC
656,250	Term Loan, 4.44%, Maturing October 31, 2007	660,557
843,750	Term Loan, 4.69%, Maturing October 31, 2009	852,452

	St. Marys Cement, Inc.
5,957,418	Term Loan, 4.56%, Maturing December 4, 2010	6,046,780

	The Woodlands Community Property Co.
1,141,000	Term Loan, 5.00%, Maturing November 30, 2007	1,150,984
357,000	Term Loan, 7.13%, Maturing November 30, 2007	362,355

	Tousa/Kolter, LLC
1,997,667	Term Loan, 4.19%, Maturing January 7, 2008	2,007,655

	W9, GPT Real Estate, L.P.
994,852	Term Loan, 4.64%, Maturing March 27, 2006	994,852
		$49,160,247

Business Equipment and Services — 3.7%
	Allied Security Holdings, LLC
2,825,143	Term Loan, 6.81%, Maturing June 30, 2010	2,874,583

	Baker & Taylor, Inc.
2,000,000	Term Loan, 9.35%, Maturing May 6, 2011	2,017,500

	Buhrmann US, Inc.
1,471,317	Term Loan, 4.94%, Maturing December 31, 2010	1,503,502

	Infousa, Inc.
1,590,909	Term Loan, 5.06%, Maturing March 25, 2009	1,606,818

	Iron Mountain, Inc.
3,539,256	Term Loan, 4.19%, Maturing April 2, 2011	3,568,013

	Language Line, Inc.
4,868,421	Term Loan, 6.77%, Maturing June 11, 2011	4,937,392

	Mitchell International, Inc.
$2,420,505	Term Loan, 5.55%, Maturing August 13, 2011	$2,462,864
1,741,250	Term Loan, 8.80%, Maturing August 13, 2012	1,789,134

	Quintiles Transnational Corp.
2,984,896	Term Loan, 6.82%, Maturing September 25, 2009	3,040,863

	Williams Scotsman, Inc.
2,493,590	Term Loan, 5.38%, Maturing December 31, 2006	2,527,877
		$26,328,546

Cable and Satellite Television — 7.9%
	Atlantic Broadband Finance, LLC
4,000,000	Term Loan, 5.69%, Maturing February 10, 2011	4,085,000

	Bragg Communication, Inc.
2,203,925	Term Loan, 4.90%, Maturing August 31, 2011	2,242,494

	Bresnan Communications, LLC
1,884,762	Term Loan, 6.04%, Maturing September 30, 2010	1,916,274

	Canadian Cable Acquisition Co., Inc.
1,990,000	Term Loan, 5.56%, Maturing July 30, 2011	2,013,010

	Cebridge Connections, Inc.
1,989,975	Term Loan, 8.23%, Maturing February 23, 2010	2,017,337

	Charter Communications Operating, LLC
5,000,000	Term Loan, 5.73%, Maturing April 27, 2010	4,996,485
10,447,500	Term Loan, 5.98%, Maturing April 27, 2011	10,496,258

	Insight Midwest Holdings, LLC
1,760,000	Term Loan, 2.69%, Maturing December 31, 2008	1,764,951
990,000	Term Loan, 5.44%, Maturing December 31, 2009	1,008,331

	MCC Iowa, LLC
2,450,000	Term Loan, 4.11%, Maturing March 31, 2010	2,439,281

	Mediacom Broadband
2,985,000	Term Loan, 5.00%, Maturing September 30, 2010	3,035,372

	Mediacom Illinois, LLC
4,150,000	Term Loan, 4.88%, Maturing March 31, 2013	4,206,693

	NTL, Inc.
5,000,000	Term Loan, 5.20%, Maturing April 13, 2012	5,093,750

	Panamsat Corp.
6,914,661	Term Loan, 5.25%, Maturing August 20, 2011	7,032,009

	UGS Corp.
3,980,000	Term Loan, 4.83%, Maturing May 27, 2011	4,052,137
		$56,399,382

Chemicals and Plastics — 7.7%
	Brenntag AG
$5,500,000	Term Loan, 4.73%, Maturing December 9, 2011	$5,600,831

	Hercules, Inc.
2,984,962	Term Loan, 3.99%, Maturing October 8, 2010	3,024,606

	Huntsman International, LLC
6,144,897	Term Loan, 5.00%, Maturing December 31, 2010	6,263,187

	Huntsman, LLC
2,500,000	Term Loan, 6.05%, Maturing March 31, 2010	2,549,062

	Innophos, Inc.
3,163,588	Term Loan, 3.87%, Maturing August 13, 2010	3,218,951

	Invista B.V.
7,875,000	Term Loan, 4.77%, Maturing April 30, 2010	7,973,437

	Kraton Polymer
1,864,264	Term Loan, 5.33%, Maturing December 5, 2008	1,896,111

	Mosaic Co.
1,600,000	Term Loan, 4.22%, Maturing June 15, 2007	1,600,000

	Nalco Co.
6,416,248	Term Loan, 4.64%, Maturing November 4, 2010	6,543,681

	Niagara Acquisition, Inc.
585,000	Term Loan, 4.75%, Maturing February 11, 2012	595,603

	Professional Paint, Inc.
1,510,875	Term Loan, 5.74%, Maturing September 30, 2011	1,533,538

	Resolution Specialty Materials
1,995,000	Term Loan, 5.19%, Maturing August 2, 2010	2,022,431

	Rockwood Specialties Group, Inc.
6,475,000	Term Loan, 4.95%, Maturing July 30, 2012	6,586,001

	Solo Cup Co.
5,462,387	Term Loan, 4.99%, Maturing February 27, 2011	5,573,345
		$54,980,784

Clothing/Textiles — 0.3%
	Propex Fabrics, Inc.
$400,000	Term Loan, 4.70%, Maturing December 1, 2011	$402,500

	SI Corp.
1,770,786	Term Loan, 6.61%, Maturing December 9, 2009	1,800,668
		$2,203,168

Conglomerates — 2.5%
	Amsted Industries, Inc.
2,561,770	Term Loan, 5.43%, Maturing October 15, 2010	2,612,206

	Blount, Inc.
739,050	Term Loan, 5.08%, Maturing August 9, 2010	751,675

	Goodman Global Holdings, Inc.
1,340,000	Term Loan, 4.81%, Maturing December 23, 2011	1,364,287

	Johnson Diversey, Inc.
2,650,888	Term Loan, 4.43%, Maturing November 30, 2009	2,702,663

	Polymer Group, Inc.
3,672,905	Term Loan, 5.78%, Maturing April 27, 2010	3,725,703
2,500,000	Term Loan, 8.78%, Maturing April 27, 2011	2,556,250

	PP Acquisition Corp.
4,217,694	Term Loan, 4.83%, Maturing November 12, 2011	4,270,415
		$17,983,199

Containers and Glass Products — 9.1%
	Berry Plastics Corp.
2,905,726	Term Loan, 4.22%, Maturing July 22, 2010	2,951,128

	BWAY Corp.
5,911,080	Term Loan, 4.75%, Maturing June 30, 2011	6,007,135

	Celanese AG
6,848,750	Term Loan, 4.81%, Maturing April 6, 2011	6,994,286

	Dr. Pepper/Seven Up Bottling Group, Inc.
4,368,180	Term Loan, 4.47%, Maturing December 19, 2010	4,451,175

	Graham Packaging Holdings Co.
5,400,000	Term Loan, 5.09%, Maturing October 7, 2011	5,505,300
2,000,000	Term Loan, 6.81%, Maturing October 7, 2012	2,067,500

	Graphic Packaging International, Inc.
8,943,030	Term Loan, 5.14%, Maturing August 8, 2009	9,111,830

	Greif Bros. Corp.
$656,842	Term Loan, 3.63%, Maturing August 31, 2008	$660,947

	IPG (US), Inc.
3,291,750	Term Loan, 4.79%, Maturing July 28, 2011	3,357,585

	Kranson Industries, Inc.
2,596,950	Term Loan, 5.31%, Maturing July 30, 2011	2,635,904

	Owens-Illinois, Inc.
2,987,133	Term Loan, 4.95%, Maturing April 1, 2007	3,039,781
2,656,703	Term Loan, 5.33%, Maturing April 1, 2008	2,706,516

	Silgan Holdings, Inc.
4,533,392	Term Loan, 4.33%, Maturing December 31, 2008	4,597,145

	Smurfit-Stone Container Corp.
656,041	Term Loan, 2.10%, Maturing November 1, 2011	667,727
1,666,490	Term Loan, 4.44%, Maturing November 1, 2011	1,695,237
5,242,951	Term Loan, 4.57%, Maturing November 1, 2011	5,332,516

	Sola International, Inc.
2,887,500	Term Loan, 5.08%, Maturing December 11, 2009	2,927,203
		$64,708,915

Cosmetics/Toiletries — 0.7%
	Prestige Brands, Inc.
2,486,237	Term Loan, 5.29%, Maturing April 7, 2011	2,527,156

	Revlon Consumer Products Corp.
2,125,000	Term Loan, 8.51%, Maturing July 9, 2010	2,221,511
		$4,748,667

Drugs — 0.8%
	Herbalife International, Inc.
625,000	Term Loan, 5.16%, Maturing December 21, 2010	635,547

	Warner Chilcott Corp.
1,307,161	Term Loan, 5.23%, Maturing January 18, 2012	1,321,213
603,871	Term Loan, 5.23%, Maturing January 18, 2012	610,363
3,243,968	Term Loan, 5.23%, Maturing January 18, 2012	3,278,841
		$5,845,964

Ecological Services and Equipment — 2.1%
	Alderwoods Group, Inc.
$1,428,881	Term Loan, 4.63%, Maturing September 29, 2009	$1,454,779

	Allied Waste Industries, Inc.
707,143	Term Loan, 3.90%, Maturing January 15, 2009	709,132
981,531	Term Loan, 4.90%, Maturing January 5, 2010	985,324
5,888,239	Term Loan, 5.13%, Maturing January 15, 2010	5,908,483

	Environmental Systems, Inc.
2,272,617	Term Loan, 6.12%, Maturing December 12, 2008	2,301,025

	National Waterworks, Inc.
3,672,131	Term Loan, 5.06%, Maturing November 22, 2009	3,736,393
		$15,095,136

Electronics/Electrical — 3.0%
	Communications & Power, Inc.
1,901,435	Term Loan, 4.93%, Maturing July 23, 2010	1,929,065

	Enersys Capital, Inc.
1,990,000	Term Loan, 4.27%, Maturing March 17, 2011	2,019,850

	Fairchild Semiconductor Corp.
1,375,000	Term Loan, 4.69%, Maturing December 31, 2010	1,390,469

	Invensys International Holding
5,960,025	Term Loan, 6.09%, Maturing September 5, 2009	6,068,050

	Memec Group, Ltd.
1,500,000	Term Loan, 5.06%, Maturing June 15, 2009	1,494,750

	Rayovac Corp.
3,245,000	Term Loan, 4.56%, Maturing February 7, 2012	3,310,406

	Security Co, Inc.
995,000	Term Loan, 6.44%, Maturing June 28, 2010	1,007,437
3,000,000	Term Loan, 10.31%, Maturing June 28, 2011	3,007,500

	Vertafore, Inc.
555,000	Term Loan, 5.27%, Maturing December 22, 2010	561,244
500,000	Term Loan, 8.52%, Maturing December 22, 2011	508,750
		$21,297,521

Equipment Leasing — 0.9%
	Ashtead Group, PLC
3,000,000	Term Loan, 4.81%, Maturing November 12, 2009	3,048,126

	United Rentals, Inc.
334,029	Term Loan, 3.36%, Maturing February 14, 2011	339,353
3,150,101	Term Loan, 4.81%, Maturing February 14, 2011	3,207,197
		$6,594,676

Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
$615,000	Term Loan, 4.33%, Maturing May 19, 2009	$619,612

	The Scotts Co.
997,494	Term Loan, 4.06%, Maturing September 30, 2010	1,011,654
		$1,631,266

Financial Intermediaries — 1.9%
	Coinstar, Inc.
5,050,822	Term Loan, 4.84%, Maturing July 7, 2011	5,139,211

	Corrections Corp. of America
2,357,546	Term Loan, 4.86%, Maturing March 31, 2008	2,397,329

	Refco Group Ltd., LLC
4,683,500	Term Loan, 5.27%, Maturing August 5, 2011	4,749,654

	Wackenhut Corrections Corp.
1,009,675	Term Loan, 5.13%, Maturing July 9, 2009	1,027,345
		$13,313,539

Food Products — 2.2%
	Acosta Sales Co., Inc.
3,631,750	Term Loan, 4.62%, Maturing August 13, 2010	3,691,903

	Atkins Nutritional, Inc.
963,731	Term Loan, 8.18%, Maturing November 26, 2009	852,902

	Del Monte Corp.
980,000	Term Loan, 4.27%, Maturing February 8, 2012	992,985

	Doane Pet Care Co.
2,179,538	Term Loan, 6.43%, Maturing November 5, 2009	2,219,042

	Michael Foods, Inc.
2,300,000	Term Loan, 6.59%, Maturing November 20, 2011	2,369,000

	Pinnacle Foods Holdings Corp.
1,989,975	Term Loan, 5.81%, Maturing November 25, 2010	1,989,975

	Reddy Ice Group, Inc.
2,575,708	Term Loan, 5.08%, Maturing July 31, 2009	2,595,026

	Seminis Vegetable Seeds, Inc.
1,276,508	Term Loan, 4.46%, Maturing September 30, 2009	1,281,560
		$15,992,393

Food Service — 3.4%
	AFC Enterprises, Inc.
$911,213	Term Loan, 5.78%, Maturing May 23, 2009	$918,333

	Buffets, Inc.
1,000,000	Term Loan, 5.70%, Maturing June 28, 2009	1,008,333
1,425,145	Term Loan, 6.27%, Maturing June 28, 2009	1,437,021

	Carrols Corp.
605,000	Term Loan, 5.06%, Maturing May 31, 2010	616,091

	CKE Restaurants, Inc.
2,849,470	Term Loan, 4.94%, Maturing May 1, 2010	2,892,212

	Denny’s, Inc.
2,550,000	Term Loan, 5.73%, Maturing September 21, 2009	2,617,736

	Domino’s, Inc.
7,044,450	Term Loan, 4.31%, Maturing June 25, 2010	7,160,387

	Gate Gourmet Borrower, LLC
1,053,222	Term Loan, 9.50%, Maturing December 31, 2008 (2)	749,544
1,500,000	Term Loan, 10.50%, Maturing December 31, 2008	1,456,875

	Jack in the Box, Inc.
992,481	Term Loan, 4.75%, Maturing January 8, 2011	1,007,059

	Weight Watchers International, Inc.
4,488,750	Term Loan, 4.16%, Maturing March 31, 2010	4,541,120
		$24,404,711

Food/Drug Retailers — 2.7%
	General Nutrition Centers, Inc.
1,022,632	Term Loan, 5.55%, Maturing December 5, 2009	1,037,971

	Giant Eagle, Inc.
4,588,647	Term Loan, 4.39%, Maturing August 6, 2009	4,648,873

	Rite Aid Corp.
6,965,000	Term Loan, 4.24%, Maturing September 22, 2009	7,032,477

	The Jean Coutu Group (PJC), Inc.
6,069,500	Term Loan, 5.00%, Maturing July 30, 2011	6,184,723

	The Pantry, Inc.
493,691	Term Loan, 4.83%, Maturing March 12, 2011	502,176
		$19,406,220

Forest Products — 2.6%
	Appleton Papers, Inc.
$3,880,500	Term Loan, 4.56%, Maturing June 11, 2010	$3,926,581

	Boise Cascade Holdings, LLC
5,075,522	Term Loan, 4.84%, Maturing September 29, 2010	5,174,814

	Buckeye Technologies, Inc.
2,311,324	Term Loan, 4.71%, Maturing April 15, 2010	2,340,215

	Koch Cellulose, LLC
1,088,377	Term Loan, 4.39%, Maturing May 7, 2011	1,107,423
4,330,870	Term Loan, 4.80%, Maturing May 7, 2011	4,406,661

	RLC Industries Co.
1,571,429	Term Loan, 4.08%, Maturing February 24, 2010	1,577,321
		$18,533,015

Healthcare — 9.5%
	Accredo Health, Inc.
2,288,500	Term Loan, 4.48%, Maturing April 30, 2011	2,301,373

	Advanced Medical Optics, Inc.
1,754,607	Term Loan, 4.49%, Maturing June 25, 2009	1,774,896

	AMR Holdco, Inc.
865,000	Term Loan, 5.60%, Maturing February 10, 2012	881,489

	Ardent Health Services, Inc.
3,431,400	Term Loan, 4.80%, Maturing July 12, 2011	3,479,656

	Colgate Medical, Ltd.
734,450	Term Loan, 4.55%, Maturing December 30, 2008	745,007

	Community Health Systems, Inc.
9,709,690	Term Loan, 4.15%, Maturing August 19, 2011	9,831,819

	Concentra Operating Corp.
2,820,158	Term Loan, 5.05%, Maturing June 30, 2009	2,862,461

	Cross Country Healthcare, Inc.
313,249	Term Loan, 5.64%, Maturing June 5, 2009	317,165

	DaVita, Inc.
9,919,435	Term Loan, 4.52%, Maturing March 31, 2009	9,956,632

	DJ Orthopedics, Inc.
1,187,500	Term Loan, 4.83%, Maturing May 15, 2009	1,208,281

	Encore Medical IHC, Inc.
1,800,000	Term Loan, 5.42%, Maturing October 4, 2010	1,830,375

	Envision Worldwide, Inc.
$1,396,111	Term Loan, 7.39%, Maturing September 30, 2010	$1,399,601

	Express Scripts, Inc.
2,984,962	Term Loan, 3.70%, Maturing February 13, 2010	3,013,567

	Fhc Health Systems, Inc.
2,000,000	Term Loan, 11.77%, Maturing February 7, 2011	2,040,000

	Hanger Orthopedic Group, Inc.
2,487,403	Term Loan, 6.06%, Maturing September 30, 2009	2,509,168

	Iasis Healthcare, LLC
3,980,000	Term Loan, 4.81%, Maturing June 16, 2011	4,042,601

	Kinetic Concepts, Inc.
2,155,535	Term Loan, 4.31%, Maturing October 3, 2009	2,177,090

	Knowledge Learning Corp.
3,168,148	Term Loan, 5.05%, Maturing January 7, 2012	3,198,509

	Leiner Health Products, Inc.
2,487,500	Term Loan, 5.56%, Maturing May 27, 2011	2,524,812

	Magellan Health Services, Inc.
2,162,162	Term Loan, 4.68%, Maturing August 15, 2008	2,194,595
3,675,676	Term Loan, 4.74%, Maturing August 15, 2008	3,730,811

	Medcath Holdings Corp.
1,557,175	Term Loan, 5.12%, Maturing July 2, 2011	1,580,047

	National Mentor, Inc.
922,688	Term Loan, 5.48%, Maturing September 30, 2011	940,565

	SFBC International, Inc.
460,000	Term Loan, 5.61%, Maturing December 21, 2011	468,050

	Vanguard Health Holding Co., LLC
1,371,563	Term Loan, 5.79%, Maturing September 23, 2011	1,399,423

	VWR International, Inc.
1,246,000	Term Loan, 5.17%, Maturing April 7, 2011	1,269,518
		$67,677,511

Home Furnishings — 2.2%
	Jarden Corp.
2,885,000	Term Loan, 6.25%, Maturing January 24, 2012	2,932,481

	Juno Lighting, Inc.
1,373,498	Term Loan, 5.07%, Maturing November 21, 2010	1,400,968

	Knoll, Inc.
3,412,706	Term Loan, 5.40%, Maturing September 30, 2011	3,446,833

	Sealy Mattress Co.
2,487,050	Term Loan, 4.54%, Maturing April 6, 2012	2,526,427

	Simmons Co.
5,354,815	Term Loan, 5.67%, Maturing December 19, 2011	5,455,218
		$15,761,927

Industrial Equipment — 1.6%
	Alliance Laundry Holdings, LLC
$590,000	Term Loan, 4.84%, Maturing January 27, 2012	$597,621

	Bucyrus International, Inc.
737,500	Term Loan, 4.58%, Maturing July 28, 2010	752,250

	Douglas Dynamics Holdings, Inc.
1,017,115	Term Loan, 4.51%, Maturing December 16, 2010	1,024,743

	Gleason Corp.
585,000	Term Loan, 5.21%, Maturing July 27, 2011	592,312
2,500,000	Term Loan, 8.10%, Maturing January 31, 2012	2,550,000

	Itron, Inc.
1,825,338	Term Loan, 4.83%, Maturing December 17, 2010	1,845,112

	Maxim Crane Works, L.P.
1,065,000	Term Loan, 10.00%, Maturing January 28, 2012	1,108,931

	SPX Corp.
2,870,333	Term Loan, 4.63%, Maturing September 30, 2009	2,888,990
		$11,359,959

Insurance — 1.8%
	Alliant Resources Group, Inc.
1,497,475	Term Loan, 5.67%, Maturing August 31, 2011	1,499,347

	CCC Information Services Group
2,690,540	Term Loan, 5.56%, Maturing August 20, 2010	2,724,172

	Conseco, Inc.
6,225,564	Term Loan, 6.08%, Maturing June 22, 2010	6,353,966

	U.S.I. Holdings Corp.
977,557	Term Loan, 5.23%, Maturing August 11, 2007	982,750
1,395,000	Term Loan, 5.27%, Maturing August 11, 2008	1,402,412
		$12,962,647

Leisure Goods/Activities/Movies — 7.7%
	Alliance Atlantis Communications, Inc.
$698,000	Term Loan, 4.29%, Maturing December 31, 2011	$709,342

	Cinemark, Inc.
4,967,475	Term Loan, 4.35%, Maturing March 31, 2011	5,054,406

	Loews Cineplex Entertainment Corp.
8,582,241	Term Loan, 4.64%, Maturing July 30, 2011	8,731,091

	Metro-Goldwyn-Mayer Studios, Inc.
11,970,000	Term Loan, 5.06%, Maturing April 30, 2011	12,001,792

	Regal Cinemas Corp.
9,656,127	Term Loan, 4.56%, Maturing November 10, 2010	9,805,276

	Six Flags Theme Parks, Inc.
8,063,598	Term Loan, 4.90%, Maturing June 30, 2009	8,208,742

	Universal City Development Partners, Ltd.
2,080,000	Term Loan, 4.58%, Maturing June 9, 2011	2,116,400

	WMG Acquisition Corp.
5,959,875	Term Loan, 5.21%, Maturing February 28, 2011	6,062,313

	Yankees Holdings & YankeeNets, LLC
628,571	Term Loan, 4.77%, Maturing June 25, 2007	639,964
1,371,429	Term Loan, 5.01%, Maturing June 25, 2007	1,396,286
		$54,725,612

Lodging and Casinos — 3.9%
	Alliance Gaming Corp.
2,806,570	Term Loan, 4.90%, Maturing September 5, 2009	2,823,527

	Ameristar Casinos, Inc.
608,000	Term Loan, 4.63%, Maturing December 31, 2006	617,880

	Argosy Gaming Co.
2,369,063	Term Loan, 4.31%, Maturing June 30, 2011	2,386,091

	CNL Hospitality Partners, L.P.
1,111,261	Term Loan, 4.90%, Maturing October 13, 2006	1,133,486

	CNL Resort Hotel, L.P.
1,750,000	Term Loan, 5.59%, Maturing August 18, 2006	1,750,000

	Globalcash Access, LLC
$947,420	Term Loan, 5.33%, Maturing March 10, 2010	$954,525

	Isle of Capri Casinos, Inc.
2,530,000	Term Loan, 4.34%, Maturing February 4, 2012	2,566,369

	Marina District Finance Co., Inc.
4,575,000	Term Loan, 3.93%, Maturing October 14, 2011	4,626,469

	Pinnacle Entertainment, Inc.
1,600,000	Term Loan, 5.58%, Maturing August 27, 2010	1,624,000

	Seminole Tribe of Florida
700,000	Term Loan, 4.88%, Maturing September 30, 2011	707,000

	Venetian Casino Resort, LLC
3,770,887	Term Loan, 4.37%, Maturing June 15, 2011	3,803,882

	Wyndham International, Inc.
1,707,329	Term Loan, 8.19%, Maturing December 31, 2004	1,714,799
2,135,063	Term Loan, 7.19%, Maturing June 30, 2006	2,147,295

	Wynn Las Vegas, LLC
685,000	Term Loan, 4.66%, Maturing December 14, 2011	696,881
		$27,552,204

Nonferrous Metals/Minerals — 2.5%
	Consol Energy, Inc.
1,200,000	Term Loan, 4.89%, Maturing June 30, 2010	1,201,876

	Foundation Coal Corp.
6,033,032	Term Loan, 4.73%, Maturing July 30, 2011	6,137,856

	ICG, LLC
947,625	Term Loan, 5.36%, Maturing November 5, 2010	963,024

	International Mill Service, Inc.
2,000,000	Term Loan, 8.33%, Maturing October 26, 2011	2,035,000

	Magnequench, Inc.
1,417,043	Term Loan, 9.92%, Maturing September 30, 2009	1,427,671
1,500,000	Term Loan, 13.42%, Maturing December 31, 2009	1,515,000

	Novelis, Inc.
1,440,000	Term Loan, 4.13%, Maturing January 6, 2012	1,464,120
2,505,000	Term Loan, 4.13%, Maturing January 6, 2012	2,546,959

	Stillwater Mining Co.
469,655	Term Loan, 5.88%, Maturing June 30, 2007	480,222
		$17,771,728

Oil and Gas — 6.1%
	Beldon & Blake Corp.
$2,249,100	Term Loan, 4.79%, Maturing July 21, 2011	$2,281,431

	Dresser Rand Group, Inc.
3,192,890	Term Loan, 4.56%, Maturing October 29, 2011	3,252,756

	Dresser, Inc.
2,873,171	Term Loan, 4.97%, Maturing April 10, 2009	2,910,881

	Dynegy Holdings, Inc.
6,967,494	Term Loan, 6.39%, Maturing May 28, 2010	7,098,134

	El Paso Corp.
3,661,545	Term Loan, 5.19%, Maturing November 23, 2009	3,730,199
2,205,750	Term Loan, 5.27%, Maturing November 23, 2009	2,243,834

	Getty Petroleum Marketing, Inc.
4,350,000	Term Loan, 5.80%, Maturing May 19, 2010	4,434,281

	Lyondell-Citgo Refining, L.P.
3,482,500	Term Loan, 4.59%, Maturing May 21, 2007	3,521,678

	Magellan Midstream Holdings, L.P.
1,765,235	Term Loan, 5.09%, Maturing December 10, 2011	1,791,714

	Mainline, L.P.
1,400,000	Term Loan, 4.90%, Maturing December 17, 2011	1,422,750

	Pride Offshore, Inc.
2,090,850	Term Loan, 4.15%, Maturing July 7, 2011	2,128,312

	Semgroup, L.P.
1,241,888	Term Loan, 5.74%, Maturing August 27, 2010	1,260,128

	Universal Compression, Inc.
1,150,000	Term Loan, 4.34%, Maturing February 15, 2012	1,168,148

	Williams Production RMT Co.
6,464,849	Term Loan, 4.99%, Maturing May 30, 2007	6,572,599
		$43,816,845

Publishing — 8.4%
	Advanstar Communications, Inc.
$456,349	Term Loan, 7.08%, Maturing November 17, 2007	$459,677

	Advertising Directory Solution
775,000	Term Loan, 6.23%, Maturing May 9, 2010	798,573
1,500,000	Term Loan, 4.48%, Maturing November 9, 2011	1,521,875

	CBD Media, LLC
4,505,358	Term Loan, 5.09%, Maturing December 31, 2009	4,572,001

	Dex Media East, LLC
4,441,265	Term Loan, 4.14%, Maturing May 8, 2009	4,506,622

	Dex Media West, LLC
4,239,716	Term Loan, 4.45%, Maturing March 9, 2010	4,304,032

	Freedom Communications
4,500,000	Term Loan, 4.40%, Maturing May 18, 2012	4,574,813

	Herald Media, Inc.
1,000,000	Term Loan, 8.03%, Maturing January 22, 2012	1,019,375

	Journal Register Co.
5,000,000	Term Loan, 4.03%, Maturing August 12, 2012	5,039,065

	Lamar Media Corp.
3,500,000	Term Loan, 4.06%, Maturing June 30, 2010	3,546,484

	Medianews Group, Inc.
563,423	Term Loan, 4.08%, Maturing August 25, 2010	567,531

	Merrill Communications, LLC
5,522,770	Term Loan, 5.08%, Maturing February 9, 2009	5,600,437

	Morris Publishing Group, LLC
2,950,000	Term Loan, 4.31%, Maturing March 31, 2011	2,987,798

	Nebraska Book Co., Inc.
1,481,269	Term Loan, 4.67%, Maturing March 4, 2011	1,504,414

	Newspaper Holdings, Inc.
2,400,000	Term Loan, 4.31%, Maturing August 24, 2011	2,403,000

	R.H. Donnelley Corp.
315,631	Term Loan, 4.24%, Maturing December 31, 2009	319,103
9,899,999	Term Loan, 4.28%, Maturing June 30, 2010	10,061,438

	Source Media, Inc.
527,000	Term Loan, 4.69%, Maturing November 8, 2011	534,246
250,000	Term Loan, 7.94%, Maturing August 30, 2012	255,391

	Transwestern Publishing Co., LLC
1,985,003	Term Loan, 5.79%, Maturing February 25, 2011	2,008,162
386,400	Term Loan, 4.56%, Maturing August 24, 2012	392,357

	Weekly Reader Corp.
1,000,000	Term Loan, 6.76%, Maturing March 18, 2009	999,375

	Xerox Corp.
2,000,000	Term Loan, 4.33%, Maturing September 30, 2008	2,023,438
		$59,999,207

Radio and Television — 6.3%
	Adams Outdoor Advertising, L.P.
$3,980,000	Term Loan, 4.92%, Maturing October 15, 2011	$4,048,822

	Canwest Media, Inc.
2,657,281	Term Loan, 4.75%, Maturing August 15, 2009	2,697,140

	Cumulus Media, Inc.
1,017,500	Term Loan, 4.25%, Maturing March 28, 2009	1,029,265
3,283,500	Term Loan, 4.25%, Maturing March 28, 2010	3,334,122

	DirecTV Holdings, LLC
6,000,000	Term Loan, 4.47%, Maturing March 6, 2010	6,096,252

	Emmis Operating Co.
2,992,500	Term Loan, 4.17%, Maturing November 10, 2011	3,034,817

	Entravision Communications Co.
2,500,000	Term Loan, 4.31%, Maturing February 27, 2012	2,538,543

	Gray Television, Inc.
2,992,500	Term Loan, 4.31%, Maturing December 31, 2010	3,034,895

	NEP Supershooters, L.P.
1,562,271	Term Loan, 10.56%, Maturing August 3, 2011	1,550,554

	Nexstar Broadcasting, Inc.
1,932,336	Term Loan, 4.31%, Maturing December 31, 2010	1,940,790
1,055,157	Term Loan, 4.31%, Maturing December 31, 2010	1,064,061

	Rainbow National Services, LLC
3,600,000	Term Loan, 5.19%, Maturing March 31, 2012	3,651,750

	Raycom National, LLC
4,000,000	Term Loan, 4.56%, Maturing February 24, 2012	4,050,000

	Raycom TV Broadcasting, Inc.
2,000,000	Term Loan, 3.81%, Maturing October 6, 2011	2,006,250

	Sinclair Television Group, Inc.
1,900,000	Term Loan, 4.33%, Maturing June 30, 2009	1,908,907
3,100,000	Term Loan, 4.33%, Maturing December 31, 2009	3,129,063
		$45,115,231

Rail Industries — 0.8%
	Kansas City Southern Industries, Inc.
$765,000	Term Loan, 4.30%, Maturing March 30, 2008	$777,527

	Railamerica, Inc.
4,125,163	Term Loan, 4.38%, Maturing September 29, 2011	4,200,789
487,639	Term Loan, 4.38%, Maturing September 29, 2011	496,376
		$5,474,692

Retailers (Except Food and Drug) — 5.0%
	Advance Stores Company, Inc.
165,163	Term Loan, 4.21%, Maturing September 30, 2010	167,692
97,199	Term Loan, 4.22%, Maturing September 30, 2010	98,687

	Alimentation Couche-Tard, Inc.
3,654,774	Term Loan, 4.28%, Maturing December 17, 2010	3,711,880

	American Achievement Corp.
2,341,915	Term Loan, 6.75%, Maturing March 25, 2011	2,379,971

	Amscan Holdings, Inc.
995,000	Term Loan, 5.60%, Maturing April 30, 2012	1,001,219

	FTD, Inc.
1,861,186	Term Loan, 4.65%, Maturing February 28, 2011	1,891,430

	Harbor Freight Tools USA, Inc.
2,493,750	Term Loan, 4.75%, Maturing July 15, 2010	2,513,388

	Home Interiors & Gifts, Inc.
2,952,756	Term Loan, 7.17%, Maturing March 31, 2011	2,873,031

	Josten’s Corp.
1,125,000	Term Loan, 4.92%, Maturing October 4, 2010	1,137,656
5,606,600	Term Loan, 4.81%, Maturing December 6, 2011	5,697,707

	Oriental Trading Co., Inc.
2,286,831	Term Loan, 5.38%, Maturing August 4, 2010	2,299,219
2,000,000	Term Loan, 8.63%, Maturing January 8, 2011	2,035,416

	Rent-A-Center, Inc.
3,989,975	Term Loan, 4.46%, Maturing June 30, 2010	4,046,333

	Riddell Bell Holdings, Inc.
997,500	Term Loan, 4.76%, Maturing September 30, 2011	1,015,164

	Savers, Inc.
816,317	Term Loan, 6.77%, Maturing August 4, 2009	822,950
1,500,000	Term Loan, 10.48%, Maturing August 4, 2010	1,518,750

	Travelcenters of Ameria, Inc.
2,184,000	Term Loan, 4.32%, Maturing October 1, 2008	2,209,935
		$35,420,428

Surface Transport — 1.1%
	Horizon Lines, LLC
$3,009,875	Term Loan, 5.39%, Maturing July 7, 2011	$3,047,498

	NFIL Holdings Corp.
634,201	Term Loan, 4.50%, Maturing February 27, 2010	646,092
1,851,946	Term Loan, 4.61%, Maturing February 27, 2010	1,880,883

	Sirva Worldwide, Inc.
2,524,118	Term Loan, 4.58%, Maturing December 31, 2010	2,495,721
		$8,070,194

Telecommunications — 8.6%
	Alaska Communications Systems Holdings, Inc.
1,105,000	Term Loan, 4.64%, Maturing February 1, 2012	1,116,913

	American Tower, L.P.
1,492,500	Term Loan, 4.23%, Maturing August 31, 2011	1,514,304

	Cellular South, Inc.
1,741,250	Term Loan, 4.54%, Maturing May 4, 2011	1,768,457

	Centennial Cellular Operating Co., LLC
4,962,406	Term Loan, 4.95%, Maturing February 9, 2011	5,049,248

	Consolidated Communications, Inc.
3,974,994	Term Loan, 4.95%, Maturing October 14, 2011	4,014,744

	D&E Communications, Inc.
1,487,343	Term Loan, 4.42%, Maturing December 31, 2011	1,500,357

	Fairpoint Communications, Inc.
2,485,000	Term Loan, 4.75%, Maturing February 8, 2012	2,525,769

	Iowa Telecommunications Service
688,000	Term Loan, 4.59%, Maturing November 23, 2005	696,743

	Nextel Partners Operation Corp.
6,500,000	Term Loan, 4.94%, Maturing May 31, 2011	6,598,079

	nTelos, Inc.
$1,355,000	Term Loan, 5.12%, Maturing February 18, 2011	$1,375,325

	Qwest Corp.
10,000,000	Term Loan, 7.39%, Maturing June 4, 2007	10,435,160

	SBA Senior Finance, Inc.
4,482,488	Term Loan, 4.91%, Maturing October 31, 2008	4,553,459

	Spectrasite Communications, Inc.
2,524,000	Term Loan, 4.03%, Maturing May 23, 2012	2,552,133

	Stratos Global Corp.
628,000	Term Loan, 4.75%, Maturing December 3, 2010	638,598

	Triton PCS, Inc.
1,715,000	Term Loan, 5.75%, Maturing November 18, 2009	1,741,529

	USA Mobility, Inc.
380,000	Term Loan, 4.83%, Maturing November 16, 2006	382,850

	Valor Telecom Enterprise, LLC
2,740,000	Term Loan, 5.99%, Maturing February 14, 2012	2,788,520

	Viasystems, Inc.
2,000,000	Term Loan, 6.49%, Maturing September 30, 2009	2,020,416

	Westcom Corp.
975,000	Term Loan, 5.41%, Maturing December 17, 2010	991,453
1,000,000	Term Loan, 9.66%, Maturing May 17, 2011	1,040,000

	Western Wireless Corp.
7,960,000	Term Loan, 5.52%, Maturing May 28, 2011	8,027,166
		$61,331,223

Utilities — 3.3%
	Allegheny Energy Supply Co., LLC
5,066,427	Term Loan, 4.80%, Maturing October 28, 2011	5,176,621

	Coleto Creek WLE, L.P.
3,485,000	Term Loan, 4.83%, Maturing June 30, 2011	3,562,688

	Murray Energy Corp.
480,000	Term Loan, 5.94%, Maturing January 28, 2010	487,800

	NRG Energy, Inc.
2,503,114	Term Loan, 2.45%, Maturing December 20, 2011	2,539,096
3,215,900	Term Loan, 4.52%, Maturing December 20, 2011	3,263,335

	Pike Electric, Inc.
3,298,241	Term Loan, 4.69%, Maturing July 1, 2012	3,356,992

	Reliant Energy, Inc.
2,630,000	Term Loan, 5.05%, Maturing December 22, 2010	2,673,442

	Texas Genco, LLC
2,374,959	Term Loan, 4.48%, Maturing December 14, 2011	2,415,697
		$23,475,671

Total Senior, Floating Rate Interests
(identified cost $991,904,377)		$997,851,499

Common Stocks — 0.0%

Shares	Security	Value
57	Crown Castle International Corp. (3)	$930

Total Common Stocks
(identified cost, $894)		$930

Preferred Stocks — 0.0%

Shares	Security	Value
1,159	Crown Castle International Corp., (PIK)	57,226

Total Preferred Stocks
(identified cost, $55,363)		$57,226

Corporate Bonds & Notes — 13.6%

Principal Amount (000’s omitted)	Security	Value

Aerospace and Defense — 0.3%
	Argo Tech Corp., Sr. Notes
$1,500	9.25%, 6/1/11	$1,657,500

	BE Aerospace, Sr. Sub. Notes, Series B
65	8.00%, 3/1/08	65,487

	Sequa Corp.
500	8.875%, 4/1/08	547,500

	Standard Aero Holdings, Inc., Sr. Sub. Notes
40	8.25%, 9/1/14 (4)	43,200
		$2,313,687

Air Transport — 0.0%
	Northwest Airlines, Inc.
$45	8.875%, 6/1/06	$41,175
		$41,175

Automotive — 0.2%
	Affinia Group, Inc.
110	9.00%, 11/30/14 (4)	111,925

	Cooper-Standard Automotive, Inc.
30	7.00%, 12/15/12 (4)	29,700

	Keystone Automotive Operations, Inc., Sr. Sub. Notes
520	9.75%, 11/1/13	556,400

	Metaldyne Corp., Sr. Notes
545	10.00%, 11/1/13 (4)	539,550

	Tenneco Automotive, Inc., Sr. Notes, Series B
45	10.25%, 7/15/13	53,100

	Tenneco Automotive, Inc., Sr. Sub. Notes
280	8.625%, 11/15/14 (4)	299,600
		$1,590,275

Broadcast Media — 0.6%
	Paxson Communications Corp., Variable Rate
4,500	5.41%, 1/15/10 (4)	4,623,750
		$4,623,750

Building and Development — 0.4%
	Coleman Cable, Inc., Sr. Notes
115	9.875%, 10/1/12 (4)	121,900

	Collins & Aikman Floor Cover
400	9.75%, 2/15/10	434,000

	Mueller Group, Inc., Sr. Sub. Notes
600	10.00%, 4/25/11	663,000

	Owens Corning
15	7.70%, 5/1/08 (2)	9,825

	Ply Gem Industries, Inc., Sr. Sub. Notes
1,115	9.00%, 2/15/12	1,120,575

	RMCC Acquisition Co., Sr. Sub. Notes
360	9.50%, 11/1/12 (4)	361,800
		$2,711,100

Business Equipment and Services — 0.5%
	Carriage Services, Inc.
$70	7.875%, 1/15/15 (4)	$73,675

	Coinmach Corp., Sr. Notes
32	9.00%, 2/1/10	33,600

	Knowledge Learning Center
180	7.75%, 2/1/15 (4)	181,800

	NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK)
120	11.75%, 1/1/12 (4)	125,400

	Rural/Metro Corp., Sr. Sub. Notes
60	9.875%, 3/15/15 (4)	61,650

	UGS Corp., Sr. Sub. Notes
2,075	10.00%, 6/1/12 (4)	2,355,125

	Williams Scotsman, Inc., Sr. Notes
1,015	10.00%, 8/15/08	1,113,962
		$3,945,212

Cable and Satellite Television — 0.2%
	Charter Communications Holdings II, Sr. Notes
55	10.25%, 9/15/10	58,369

	Insight Communications, Sr. Disc. Notes
35	12.25%, 2/15/11	35,175

	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
440	7.805%, 1/15/12 (4)	454,300

	Kabel Deutschland GMBH
560	10.625%, 7/1/14 (4)	646,800

	Rogers Cable, Inc.
170	6.75%, 3/15/15	178,075
		$1,372,719

Chemicals and Plastics — 1.3%
	Avecia Group PLC
57	11.00%, 7/1/09	60,135

	BCP Caylux Holdings, Sr. Sub. Notes
505	9.625%, 6/15/14 (4)	504,600

	Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
1,115	9.00%, 7/15/14 (4)	1,246,012

	Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes
1,004	10.50%, 10/1/14 (4)	727,900

	Innophos, Inc., Sr. Sub. Notes
1,070	8.875%, 8/15/14 (4)	1,155,600

	Intertape Polymer US, Inc., Sr. Sub. Notes
950	8.50%, 8/1/14	949,847

	Milacron Escrow Corp.
$145	11.50%, 5/15/11	$160,225

	OM Group, Inc.
2,010	9.25%, 12/15/11	2,170,800

	Polyone Corp.
775	10.625%, 5/15/10	887,375

	Rhodia SA, Sr. Notes
780	10.25%, 6/1/10	900,900

	Rockwood Specialties Group, Sr. Sub. Notes
450	10.625%, 5/15/11	513,000
		$9,276,394

Clothing/Textiles — 0.1%
	GFSI, Inc., Sr. Sub. Notes, Series B
30	9.625%, 3/1/07	29,250

	Levi Strauss & Co., Sr. Notes
230	11.625%, 1/15/08	245,812
270	12.25%, 12/15/12	310,500
		$585,562

Coal — 0.0%
	Alpha Natural Resources, Sr. Notes
90	10.00%, 6/1/12 (4)	103,950
		$103,950

Commercial Services — 0.6%
	Affinity Group, Inc., Sr. Sub. Notes
500	9.00%, 2/15/12	542,500

	Amerco, Inc.
2,115	9.00%, 3/15/09	2,241,900

	Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
1,000	9.875%, 8/15/11	1,105,000

	Waste Services, Inc., Sr. Sub. Notes
660	9.50%, 4/15/14 (4)	681,450
		$4,570,850

Conglomerates — 0.2%
	Amsted Industries, Inc., Sr. Notes
1,000	10.25%, 10/15/11 (4)	1,135,000
		$1,135,000

Consumer Products — 0.4%
	Del Laboratories, Inc., Sr. Sub. Notes
$145	8.00%, 2/1/12 (4)	$143,912

	Fedders North America, Inc.
15	9.875%, 3/1/14	12,225

	Leslie’s Poolmart, Sr. Notes
90	7.75%, 2/1/13 (4)	93,825

	Rayovac Corp., Sr. Sub. Notes
440	7.375%, 2/1/15 (4)	452,100

	Samsonite Corp., Sr. Sub. Notes
1,680	8.875%, 6/1/11	1,818,600
		$2,520,662

Containers and Glass Products — 0.2%
	Owens-Illinois, Inc., Sr. Notes
135	8.10%, 5/15/07	143,775

	Plastipak Holdings, Inc.
180	10.75%, 9/1/11	204,300

	Pliant Corp.
915	11.125%, 9/1/09	992,775
		$1,340,850

Drugs — 0.0%
	Elan Finance PLC/Elan Finance Corp., Sr. Notes
410	7.75%, 11/15/11 (4)	366,950
		$366,950

Ecological Services and Equipment — 0.1%
	Allied Waste North America, Series B
340	8.875%, 4/1/08	368,050
90	9.25%, 9/1/12	99,900

	IMCO Recycling Escrow Inc., Sr. Notes
110	9.00%, 11/15/14 (4)	116,050
		$584,000
Electronics/Electrical — 0.0%
	CPI Holdco, Inc., Sr. Notes, Variable Rate
110	8.83%, 2/1/15 (4)	111,100
		$111,100

Engineering — 0.2%
	Shaw Group, Inc., Sr. Notes
1,135	10.75%, 3/15/10	1,271,200
		$1,271,200

Equipment Leasing — 0.2%
	United Rentals North America, Inc.
80	6.50%, 2/15/12	81,000

	United Rentals North America, Inc., Sr. Sub. Notes
1,000	7.75%, 11/15/13	1,007,500
145	7.00%, 2/15/14	140,287
		$1,228,787

Financial Intermediaries — 1.1%
	Alzette, Variable Rate
$750	8.691%, 12/15/20	$750,000

	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	4.82%, 2/24/19 (4)	760,000

	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	4.941%, 1/15/19 (4)	1,000,000

	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	8.297%, 3/8/17	1,000,000

	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	5.00%, 7/27/16 (4)	1,000,000

	Refco Finance Holdings, LLC, Sr. Sub. Notes
2,005	9.00%, 8/1/12 (4)	2,195,475

	Stanfield Modena CLO Ltd., Series 2004-1A, Class D, Variable Rate
1,000	4.48%, 9/22/16 (4)	1,000,000
		$7,705,475

Food Products — 0.1%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$440	11.50%, 11/1/11 (4)	311,300

	Pinnacle Foods Holding, Sr. Sub. Notes
20	8.25%, 12/1/13	18,300

	Pierre Foods, Inc., Sr. Sub. Notes
40	9.875%, 7/15/12 (4)	42,300

	WH Holdings Ltd./WH Capital Corp., Sr. Notes
300	9.50%, 4/1/11	333,000
		$704,900

Forest Products — 0.3%
	Boise Cascade, LLC, Sr. Notes, Variable Rate
160	5.535%, 10/15/12 (4)	166,000

	Caraustar Industries, Inc., Sr. Sub. Notes
855	9.875%, 4/1/11	940,500

	JSG Funding PLC, Sr. Sub. Notes
160	7.75%, 4/1/15 (4)	160,800

	Neenah Paper, Inc., Sr. Notes
110	7.375%, 11/15/14 (4)	111,650

	Newark Group, Inc., Sr. Sub. Notes
550	9.75%, 3/15/14	577,500
		$1,956,450

Healthcare — 1.1%
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
$275	10.00%, 2/15/15 (4)	$292,187

	HCA, Inc.
190	5.50%, 12/1/09	191,128

	Healthsouth Corp.
165	7.625%, 6/1/12	167,888

	Healthsouth Corp., Sr. Notes
1,050	8.375%, 10/1/11	1,105,125

	Inverness Medical Innovations, Inc., Sr. Sub. Notes
550	8.75%, 2/15/12 (4)	577,500

	Medical Device Manufacturing, Inc., Sr. Sub. Notes
230	10.00%, 7/15/12 (4)	251,850

	National Mentor, Inc., Sr. Sub. Notes
135	9.625%, 12/1/12 (4)	143,438

	Tenet Healthcare Corp., Sr. Notes
205	9.875%, 7/1/14 (4)	219,350
300	9.25%, 2/1/15 (4)	309,000

	US Oncology, Inc., Sr. Notes
390	9.00%, 8/15/12 (4)	428,025

	US Oncology, Inc., Sr. Sub. Notes
1,840	10.75%, 8/15/14 (4)	2,125,200

	Vanguard Health HLD II, Sr. Sub. Notes
1,520	9.00%, 10/1/14	1,679,600

	Warner Chilcott Corp.
360	8.75%, 2/1/15 (4)	376,200
		$7,866,491

Industrial Equipment — 0.1%
	Altra Industrial Motion
70	9.00%, 12/1/11 (4)	70,875

	Thermadyne Holdings Corp., Sr. Sub. Notes
750	9.25%, 2/1/14	735,000
		$805,875

Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc., Sr. Sub. Notes
$215	9.875%, 2/1/12	$235,963

	LCE Acquisition Corp., Sr. Sub. Notes
1,880	9.00%, 8/1/14 (4)	1,978,700

	Marquee Holdings, Inc., Sr. Disc. Notes
385	12.00%, 8/15/14 (4)	267,575

	Universal City Development Partners, Sr. Notes
160	11.75%, 4/1/10	188,800
		$2,671,038

Lodging and Casinos — 0.4%
	Inn of the Mountain Gods, Sr. Notes
1,000	12.00%, 11/15/10	1,190,000

	Majestic Star Casino LLC
500	9.50%, 10/15/10	531,875

	Mohegan Tribal Gaming, Sr. Sub. Notes
85	8.00%, 4/1/12	92,756

	Trump Atlantic City Associates, Inc.
590	11.25%, 5/1/06 (2)	584,100

	Waterford Gaming LLC, Sr. Notes
392	8.625%, 9/15/12 (4)	423,360
		$2,822,091

Manufacturing — 0.3%
	Case New Holland, Inc., Sr. Notes
45	9.25%, 8/1/11 (4)	49,725

	MAAX Corp., Sr. Sub. Notes
750	9.75%, 6/15/12	795,000

	Oxford Industries, Inc., Sr. Notes
1,000	8.875%, 6/1/11	1,075,000
		$1,919,725

Oil and Gas — 0.5%
	Coastal Corp., Sr. Debs.
245	9.625%, 5/15/12	280,525

	Dynergy Holdings, Inc., Sr. Debs.
45	7.625%, 10/15/26	38,475

	El Paso Corp.
200	6.95%, 12/15/07	208,000

	El Paso Production Holding Co.
1,245	7.75%, 6/1/13	1,341,488

	Giant Industries
90	8.00%, 5/15/14	94,725

	Harvest Operations Corp., Sr. Notes
245	7.875%, 10/15/11	253,575

	Hanover Compressor Co., Sr. Sub. Notes
$10	0.00%, 3/31/07	$9,025

	Hanover Equipment Trust 01, Series B
55	8.75%, 9/1/11	59,950

	Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	126,225

	Petrobras International Finance Co.
60	7.75%, 9/15/14	63,540

	Transmontaigne, Inc., Sr. Sub. Notes
625	9.125%, 6/1/10	675,000

	United Refining Co., Sr. Notes
255	10.50%, 8/15/12 (4)	269,025
115	10.50%, 8/15/12 (4)	121,325

	Williams Cos Inc.
20	8.75%, 3/15/32	25,400
		$3,566,278

Publishing — 0.8%
	Advanstar Communications, Inc.
1,000	10.75%, 8/15/10	1,137,500

	Advanstar Communications, Inc., Variable Rate
1,970	10.294%, 8/15/08	2,088,200

	Advertising Directory Solutions, Sr. Notes
90	9.25%, 11/15/12 (4)	95,513

	American Media Operations, Inc., Series B
35	10.25%, 5/1/09	36,575

	CBD Media, Inc., Sr. Sub. Notes
135	8.625%, 6/1/11	144,113

	Houghton Mifflin Co., Sr. Sub. Notes
560	9.875%, 2/1/13	595,000

	Primedia, Inc.
1,350	8.875%, 5/15/11	1,464,750
		$5,561,651

Radio and Television — 0.5%
	Canwest Media, Inc., Sr. Sub. Notes
290	8.00%, 9/15/12 (4)	313,925

	CCO Holdings LLC / CCO Capital Corp., Sr. Notes
1,000	8.75%, 11/15/13	1,037,500

	Rainbow National Services, LLC, Sr. Notes
115	8.75%, 9/1/12 (4)	131,675

	Rainbow National Services, LLC, Sr. Sub. Debs.
1,565	10.375%, 9/1/14 (4)	1,870,175
		$3,353,275

REITS — 0.0%
	Meristar Hospitality Operations/Finance
$275	10.50%, 6/15/09	$299,750
		$299,750

Retailers (Except Food and Drug) — 0.0%
	Home Interiors & Gifts, Inc.
45	10.125%, 6/1/08	38,025

	Riddell Bell Holdings, Sr. Sub. Notes
45	8.375%, 10/1/12 (4)	46,800
		$84,825

Semiconductors — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
825	7.75%, 11/1/12 (4)	845,625

	Amkor Technologies, Inc.
65	5.75%, 6/1/06	62,644

	Amkor Technologies, Inc., Sr. Notes
235	7.125%, 3/15/11	205,625
840	7.75%, 5/15/13	735,000

	STATS ChipPAC Ltd., Sr. Notes
145	6.75%, 11/15/11 (4)	143,550
		$1,992,444

Surface Transport — 0.4%
	Horizon Lines, LLC
2,240	9.00%, 11/1/12 (4)	2,433,200

	OMI Corp., Sr. Notes
20	7.625%, 12/1/13	20,750

	Quality Distribution LLC/QD Capital Corp.
590	9.00%, 11/15/10 (4)	581,150
		$3,035,100

Telecommunications — 1.7%
	AirGate PCS, Inc., Variable Rate
$120	6.41%, 10/15/11 (4)	$125,100

	Alamosa Delaware, Inc., Sr. Disc. Notes
160	12.00%, 7/31/09	175,200

	Alamosa Delaware, Inc., Sr. Notes
220	11.00%, 7/31/10	258,500
75	8.50%, 1/31/12	81,750

	Centennial Cellular Operating Co., LLC, Sr. Sub. Notes
28	10.75%, 12/15/08	29,120

	Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
600	10.125%, 6/15/13	699,000

	Inmarsat Finance PLC
1,125	7.625%, 6/30/12	1,184,063

	LCI International, Inc., Sr. Notes
125	7.25%, 6/15/07	122,500

	New Skies Satellites NV, Sr. Notes, Variable Rate
215	7.438%, 11/1/11 (4)	226,556

	New Skies Satellites NV, Sr. Sub. Notes
290	9.125%, 11/1/12 (4)	303,050

	Nortel Networks Ltd.
145	4.25%, 9/1/08	139,381

	PanAmSat Corp.
1,355	9.00%, 8/15/14	1,497,275

	Qwest Capital Funding, Inc.
25	7.75%, 8/15/06	25,750

	Qwest Services Corp.
1,090	13.50%, 12/15/07 (4)	1,234,425

	Rogers Wireless, Inc.
690	7.50%, 3/15/15	759,000

	Rogers Wireless, Inc., Sr. Sub. Notes
185	8.00%, 12/15/12	201,419

	Rogers Wireless, Inc., Variable Rate
1,617	5.525%, 12/15/10	1,714,020

	Rural Cellular Corp.
85	8.25%, 3/15/12	90,950

	Rural Cellular Corp., Variable Rate
1,000	6.99%, 3/15/10	1,055,000

	UbiquiTel Operating Co., Sr. Notes
1,110	9.875%, 3/1/11	1,259,850

	Western Wireless Corp., Sr. Notes
1,065	9.25%, 7/15/13	1,242,056
		$12,423,965

Utilities — 0.1%
	Calpine Corp., Sr. Notes
$145	7.625%, 4/15/06	$142,463

	NRG Energy, Inc., Sr. Notes
389	8.00%, 12/15/13 (4)	431,790
		$574,253

Total Corporate Bonds & Notes
(identified cost $92,798,345)		$97,036,809

Closed-End Investment Companies — 1.2%

Shares	Security	Value
75,000	Citigroup Investments Corporate Loan Fund	1,056,000
218,600	First Trust/Four Corners Senior Floating Rate Income Fund II	4,190,562
130,400	Floating Rate Income Strategies Fund II, Inc.	2,534,976
27,200	Floating Rate Income Strategies Fund, Inc.	527,136
5,500	ING Prime Rate Trust	41,635

Total Closed-End Investment Companies
(identified cost, $8,186,914)		$8,350,309

Commercial Paper — 4.0%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$18,361,000	03/01/05	General Electric Capital Corp.	2.60%	$18,361,000
10,000,000	03/04/05	Societe Generale	2.53%	9,997,892

Total Commercial Paper
(at amortized cost)				$28,358,892

Short-Term Investments — 0.3%

Principal Amount	Maturity Date	Borrower	Rate	Amount
2,000,000	03/01/05	Investors Bank and Trust Company Time Deposit	2.60%	2,000,000

Total Short-Term Investments
(at amortized cost)				$2,000,000

Total Investments — 158.9%
(identified cost $1,123,304,785)				$1,133,655,665

Other Assets, Less Liabilities — 2.1%				$15,332,789
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.0)%				$(435,355,238)

Net Assets Applicable to Common Shares— 100.0%				$713,633,216

Note:  The Trust has made commitments to fund specified amounts under certain existing credit arrangments.  Pursuant to the terms of these arrangements, the Trust had unfunded loan commitments of $5,423,079 as of February 28, 2005.

PIK	-	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security.

(3)		Non-income producing security.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $40,302,018 or 5.6% of the Trust’s net assets.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

At February 28, 2005, the Trust had entered into a Credit Default Swap with Lehman Brothers dated September 24, 2004 whereby the Trust will receive 2.30% per year times the notional amount of $4,000,000.  The Trust makes payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).  At February 28, 2005, the Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,124,347,982
Gross unrealized appreciation	$11,177,897
Gross unrealized depreciation	(1,870,214)
Net unrealized appreciation	$9,307,683

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer

Date:	April 14, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	April 14, 2005